Property and equipment	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
7. Property and equipment

	Office equipment	Production	Leasehold
	and computers	equipment	improvements	Vehicles	Buildings	Total
Cost	$	$	$	$	$	$
Opening balance, November 1, 2022	4,514	2,915	38,351	37	2,800	48,617
Additions	1,068	-	4,718	-	-	5,786
Additions from business combinations	-	-	111	-	-	111
Transfers	-	-	(775)	-	775	-
Impairment loss(ii)	-	-	(126)	-	-	(126)
Foreign currency translation	157	944	54	1	-	1,156
Balance, October 31, 2023	5,739	3,859	42,333	38	3,575	55,544

Additions(i)	970	-	7,110	2	135	8,217
Additions from business combinations	6	-	50	-	-	56
Foreign currency translation	(38)	-	(17)	-	-	(55)
Balance, October 31, 2024	6,677	3,859	49,476	40	3,710	63,762

Accumulated depreciation
Opening balance, November 1, 2022	2,131	486	14,230	14	273	17,134
Depreciation	992	539	8,820	1	217	10,569
Foreign currency translation	44	604	51	-	-	699
Balance, October 31, 2023	3,167	1,629	23,101	15	490	28,402

Depreciation	844	584	6,175	-	222	7,825
Foreign currency translation	7	-	57	-	-	64
Balance, October 31, 2024	4,018	2,213	29,333	15	712	36,291

Balance, October 31, 2023	2,572	2,230	19,232	23	3,085	27,142
Balance, October 31, 2024	2,659	1,646	20,143	25	2,998	27,471
(i)As at October 31, 2024, the Company had a balance of $1,199 (October 31, 2023 - $711) in assets under construction, largely related to cannabis retail locations not yet in operations.
(ii)The Company assessed leasehold improvements for impairment due to store closures or lease term expirations and noted $nil (October 31, 2023 - $126) impairment.